6. Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Assets That Are Either Past Due Or Impaired Details Abstract
Opening balance	R$ 464,745	R$ 370,452
Effect of the adoption of IFRS 9	130,137	0
Set-up of provision	544,881	316,387
Write-off of provision	(452,835)	(222,094)
Closing balance	R$ 686,928	R$ 464,745